Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Stockholders' Equity

Note 15	Stockholders’ equity

Equity

The Company is authorized to issue two classes of shares designated as “Common stock” and “Preferred stock”. Preferred stock includes preference shares.

Voting

Every member shall be entitled to one vote in respect of each share of common stock held by them. In case of each preference shares held, to that many votes to which he would be entitled if he converted such preference shares into shares of common stock, otherwise Preference Shares does not have voting rights.

Liquidation

In the event of liquidation of the Company, the holders of equity shares will be entitled to receive any of the remaining assets of the Company in proportion to the number of equity shares held by the shareholders, after distribution of all preferential amounts.

Common stock includes 51,194 shares having par value of $7,191, and additional paid in capital of $2,16,438 which were issued and allotted by the company against the outstanding loans and payables, remuneration to the existing shareholders, other parties and Director(s) for which the company is in the process of completing and harmonizing/ squaring up the regulatory filing/ procedural formalities with the Registrar of Companies of India.

Note 15	Stockholders’ equity

Equity

The Company is authorized to issue two classes of shares designated as “Common stock” and “Preferred stock”. Preferred stock includes preference shares.

Voting

Every member shall be entitled to one vote in respect of each share of common stock held by them. In case of each preference shares held, to that many votes to which he would be entitled if he converted such preference shares into shares of common stock, otherwise Preference Shares does not have voting rights.

Liquidation

In the event of liquidation of the Company, the holders of equity shares will be entitled to receive any of the remaining assets of the Company in proportion to the number of equity shares held by the shareholders, after distribution of all preferential amounts.